Investment Risks - UBS U.S. Allocation Fund	Dec. 22, 2025
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Asset allocation risk [Member]
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Risk [Text Block]	Asset allocation risk: The risk that the fund may allocate assets to an asset category that underperforms other asset categories.
Equity risk [Member]
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Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. Preferred stocks in which the fund may invest are also sensitive to interest rate changes, credit risk, risks related to deferred and omitted distributions, limited voting rights, liquidity risk, and risks related to regulatory changes. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities. The fund could lose all of its investment in a company's stock.

Interest Rate Risk [Member]
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Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall, and the fund's yield will tend to lag behind prevailing rates. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

Credit Risk [Member]
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Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract or transaction, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield securities ("junk bonds") risk [Member]
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High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poorer financial health) are subject to higher risks than investment grade securities and are considered to be speculative. For example, lower-rated securities may be (1) subject to a greater risk of loss of principal and non-payment of interest (including subordination to other creditors and default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news and more likely to be subject to an issuer's downgrade, than higher rated fixed income securities. In addition, high yield securities are often thinly traded and may be more difficult to sell and value than higher rated fixed income securities of a similar maturity.

US government securities risk [Member]
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US government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie Mac"), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are. Securities issued or guaranteed by the US Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the timely payment of interest or principal, which could result in losses to the fund (e.g., Congressional debt ceiling impasses).

Foreign investing risk [Member]
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Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.

Foreign currency risk [Member]
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Foreign currency risk: The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

Foreign custody risk [Member]
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Foreign custody risk: The fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and foreign governments may take actions to impact custody arrangements that pose risks to the assets of US persons. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Limited capitalization risk [Member]
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Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Market risk [Member]
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Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Derivatives risk [Member]
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Derivatives risk: The value of derivatives—so called because their value derives from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund's overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments. Regulation relating to a mutual fund's use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended, could potentially limit or impact the fund's ability to invest in derivatives, limit the fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the fund's performance.

Valuation risk [Member]
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Valuation risk: During periods of reduced market liquidity or in the absence of readily available market quotations for investments, the ability of the fund to value the fund's investments becomes more difficult and the judgment of the fund's investment advisor may play a greater role in the valuation of the investments due to reduced availability of reliable objective pricing data.

Prepayment or call risk [Member]
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Prepayment or call risk: Prepayment or call risk refers to the risk that issuers of debt securities will prepay obligations more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

Risk associated with value investing [Member]
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Risk associated with value investing: Securities selection based on value orientation involves certain risks. Because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, value-oriented stocks generally may be more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. In addition, value stocks can continue to be undervalued by the market for long periods of time.

Management risk [Member]
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Management risk: The risk that the investment strategies, techniques and risk analyses employed by UBS AM may not produce the desired results. Consequently, the fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

Investing in ETFs risk [Member]
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Investing in ETFs risk: The fund's investment in ETFs may subject the fund to additional risks than if the fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track. In addition, investing in an ETF may also be more costly than if the fund had owned the underlying securities directly. The fund, and indirectly, shareholders of the fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the fund will pay brokerage commissions in connection with the purchase and sale of shares of the ETF.